Related Party Transactions and Lease Obligations (Details Narrative) (10Q) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 23, 2012	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Operating Leased Assets [Line Items]
Operating leases, net rent expense		$ 0	$ 15,800	$ 30,600	$ 49,000
Carlson Lease [Member]
Operating Leased Assets [Line Items]
Payments for rent per month	$ 2,300			$ 2,300
Security deposit	$ 1,500
Lease expiration date	May 01, 2017